Share-based compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of RSUs
Unvested at beginning of period (in shares) | shares	1,865,433	287,575
Changes In Other Equity Instruments, Number Of Other Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares) | shares	2,658,150	1,776,832
Vested (in shares) | shares	(927,155)	(133,056)
Forfeited (in shares) | shares	(261,160)	(65,918)
Unvested at end of period (in shares) | shares	3,335,268	1,865,433
Weighted-average grant date fair value per share
Unvested at beginning of period (in dollars per share) | $ / shares	$ 5.20	$ 17.97
Changes In Other Equity Instruments, Weighted Average Exercise Price Of Other Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in dollars per share) | $ / shares	4.42	4.30
Vested (in dollars per share) | $ / shares	4.65	17.99
Forfeited (in dollars per share) | $ / shares	4.75	10.72
Unvested at end of period (in dollars per share) | $ / shares	$ 4.77	$ 5.20